LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Costs
	Year ended December 31,
	2022	2023

Operating lease cost	$7,522	$8,888
Short-term lease cost	1,326	1,858
Variable lease cost	1,342	1,491

Total net lease costs	$10,190	$12,237

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
	December 31,
	2022	2023

Operating lease ROU assets (under other long-term assets in the balance sheets)	$37,857	$32,186
Operating lease liabilities, current	$7,857	$8,240
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$28,874	$22,293
Weighted average remaining lease term (in years)	5.7	4.8
Weighted average discount rate	2.8%	2.9%

Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods
December 31, 2023

2024	8,304
2025	7,076
2026	5,722
2027	4,972
2028	3,823
Thereafter	2,649

Total undiscounted lease payments	32,546
Less: imputed interest	(2,013)

Present value of lease liabilities	$30,533